Financial risk management - Additional Information (Detail) $ in Millions		12 Months Ended
	Sep. 30, 2025 JPY (¥)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2026 USD ($)
Statements [Line Items]
Borrowings		¥ 990,803,000,000	¥ 1,754,817,000,000
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		0	0
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	893,972,000,000
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	¥ 620,000,000		208,000,000
Accumulated increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	¥ 737,000,000		1,357,000,000
Total assets		15,683,490,000,000	35,293,173,000,000
Total liabilities		¥ 7,169,901,000,000	26,783,022,000,000
Sony Financial Group Inc [Member]
Statements [Line Items]
Total assets			21,072,828,000,000
Total liabilities			19,999,916,000,000
Market risk [member] | Sony Bank Inc [Member]
Statements [Line Items]
Time period for measurement of VaR using historical method		250 days
Confidence level for measurement of VaR using historical method		99.00%
Value at risk			¥ 32,076,000,000
CP Programs [Member]
Statements [Line Items]
Maximum borrowing limit		¥ 1,299,300,000,000
Borrowings		0
Committed Lines Of Credit [Member]
Statements [Line Items]
Undrawn borrowing facilities		789,600,000,000
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities | $				$ 1,700
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Foreign Bank [Member]
Statements [Line Items]
Undrawn borrowing facilities | $				$ 1,050
Committed Lines Of Credit [Member] | Japan [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities		¥ 350,000,000,000